Intangible Assets	12 Months Ended
Aug. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
8.	INTANGIBLE ASSETS

Intangible assets consisted of the followings:

	As at August 31,
	2016	2017
	RMB	RMB
Trademarks and brand	24,778	24,186
Core curriculum	1,007	1,007

Total costs	25,785	25,193
Less: accumulated amortization	1,955	4,016

Intangible assets, net	23,830	21,177

Amortization expenses for the intangible assets for the years ended August 31, 2015, 2016 and 2017 were nil, RMB 1,573 and RMB 2,647 respectively. As of August 31, 2017, the estimated amortization expenses related to intangible assets for each of the next five years is expected to be RMB 2,519.